Average Annual Total Returns{- Money Market Portfolio} - 03.31 FIMM Funds Select Combo PRO-09 - Money Market Portfolio - Select Class - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.49%	1.23%	0.65%